Related Parties (Details) - Schedule of Other Related Party Transactions - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Schedule of other related party transactions [Abstract]
Short-term employee benefits	$ 38,355	$ 109,205	$ 39,250	$ 96,437
Share based payment			$ 904,861	$ 838,576